TAXES RECOVERABLE	9 Months Ended
Sep. 30, 2022
Taxes Recoverable

5. TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	September 30, 2022	December 31, 2021
VAT recoverable	$1,862	$790
GST recoverable	16	26
Income taxes recoverable	2,595	2,548
	$4,473	$3,364